CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 377,558	$ 369,381	$ 355,760
Services	571,726	509,631	438,071
Total revenues	949,284	879,012	793,831
Cost of revenues:
Products	117,833	122,917	116,256
Services	247,115	228,306	191,049
Total cost of revenues	364,948	351,223	307,305
Gross profit	584,336	527,789	486,526
Operating expenses:
Research and development, net	136,563	121,387	109,127
Selling and marketing	248,618	230,162	199,044
General and administrative	88,304	96,134	95,650
Amortization of acquired intangibles	30,571	32,590	23,677
Restructuring expenses	527	1,884
Total operating expenses	504,583	482,157	427,498
Operating income	79,753	45,632	59,028
Financial income and other, net	3,927	8,268	10,621
Income before taxes on income	83,680	53,900	69,649
Tax benefit (Taxes on income)	(28,405)	13,994	(12,386)
Net income	$ 55,275	$ 67,894	$ 57,263
Net earnings per share:
Basic	$ 0.92	$ 1.11	$ 0.91
Diluted	$ 0.89	$ 1.09	$ 0.89